Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of March 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$8,032,564,118.32	193,121	$41,593.43	84.31%
Used Auto	$446,620,653.10	23,744	$18,809.83	4.69%
Medium Duty Trucks	$14,644,127.62	305	$48,013.53	0.15%
Less Dealer Reserve	$1,068,469,964.54
Total	$7,425,358,934.50	217,170		89.15%

Ally Bank Retained Receivables
New Auto	$42,942,720.97	1,027	$41,813.75	0.45%
Used Auto	$947,630,430.52	43,639	$21,715.22	9.95%
Medium Duty Trucks	$685,294.50	15	$45,686.30	0.01%
DPP	$25,788,140.63	758	$34,021.29	0.27%
Other	$16,209,742.00	134	$120,968.22	0.17%
Total	$1,033,256,328.62	45,573		10.85%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$8,458,615,263.12	262,743		100.00%
Dealer Reserve	$1,068,469,964.54
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,527,085,227.66	262,743		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,874,535,404.89	857	72.16%
Limited	Eligible	$1,607,895,811.77	225	16.88%
Programmed	Eligible	$11,397,682.38	9	0.12%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$695,263,873.80	N/A	7.30%
Limited	Ineligible	$324,428,153.79	N/A	3.41%
Programmed	Ineligible	$13,564,301.03	N/A	0.14%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,527,085,227.66	1,091	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,009,055,706.60	195,991	73.57%
121-180 Days		$1,083,980,648.40	29,801	11.38%
181-270 Days		$1,013,331,194.01	25,395	10.64%
Over 270 Days		$420,717,678.65	11,556	4.42%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,527,085,227.66	262,743	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,970	20,295,298	73.21%
L…………………………………....	1,063	7,308,786	26.37%
P……………………………………	73	85,525	0.31%
N …………………………………..	14	30,959	0.11%
Total ……………………………….	4,120	27,720,568	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,999	19,419,837	72.48%
L…………………………………....	1,077	7,265,178	27.12%
P……………………………………	72	91,985	0.34%
N …………………………………..	13	15,214	0.06%
Total ……………………………….	4,161	26,792,213	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,030	19,098,608	73.02%
L…………………………………....	1,069	6,945,798	26.56%
P……………………………………	73	93,064	0.36%
N …………………………………..	15	18,023	0.07%
Total ……………………………….	4,187	26,155,493	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.